Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities
Net loss	$ (8,880,725)		$ (4,089,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	53,348		60,540
Amortization of intangible assets	138,201		160,044
Stock-based compensation	2,342,964	[1]	216,600	[1]
Forgiveness of note receivable - stockholder	187,717
Change in fair value of derivative liabilities	(542,283)		(787,433)
Amortization of debt discount	632,380		1,980,224
Amortization of deferred financing costs	347,632
Provision for factoring fees	(156,969)		71,210
Deferred rent	2,404		7,456
Changes in operating assets and liabilities:
Accounts receivable	989,018		(239,480)
Prepaid expenses and other current assets	(34,511)		26,886
Accounts payable	203,821		81,198
Accounts payable - related parties	(279,147)		242,237
Due to factor	(767,645)		199,902
Accrued expenses	850,529		370,725
Accrued interest			(3,516)
Accrued interest - related parties	327,054		348,160
Deferred revenues	(377,825)		202,622
Deposits and other assets	(4,191)		(2,788)
Total Adjustments	3,912,497		2,934,587
Net Cash Used in Operating Activities	(4,968,228)		(1,155,071)
Cash Flows From Investing Activities
Acquisition of property and equipment	(99,197)		(68,113)
Acquisition of intangible assets	(102,527)		(181,613)
Net Cash Used in Investing Activities	(201,724)		(249,726)
Cash Flows From Financing Activities
Proceeds from notes payable	2,337,980		1,653,757
Repayment of notes payable			(200,000)
Deferred financing costs	(347,632)
Proceeds from warrant exercise	3,045
Issuance of common stock and warrants, net	3,750,315	[2]
Payment of capital lease obligations	(7,679)		(6,484)
Net Cash Provided by Financing Activities	5,736,029		1,447,273
Net Increase In Cash	566,077		42,476
Cash - Beginning	47,366		4,890
Cash - Ending	613,443		47,366
Non-cash financing activites:
Conversion of notes payable into shares of common stock	5,750,757
Conversion of accrued interest into shares of common stock	688,356		16,066
Reclassification of derivative liabilities into equity	1,133,186
Warrants issued in connection with convertible notes	4,750		119,495
Accrual of issuable equity	$ 1,560,030

[1]	Includes accrued issuable equity of $1,560,030.
[2]	Gross proceeds of $4,205,574, less issuance costs of $455,259.